Summary of Significant Accounting Policies - Short-term and long-term investment (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-term investment
Short-term investment used as a collateral to issue of bank acceptance draft	¥ 4,093,589	¥ 1,300,000
Debt Securities, Held-to-Maturity, Pledged Status [Extensible Enumeration]	us-gaap:AssetPledgedAsCollateralMember	us-gaap:AssetPledgedAsCollateralMember
Interest income	¥ 656,888	¥ 399,689	¥ 209,061
Fair value change gain of investments	¥ 127,489	¥ 186,914	¥ 70,437